Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Composition of Net Periodic Benefit Plan (Benefit) Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Composition of Net Periodic Benefit Plan Cost [Abstract]
Service cost					$ 0	$ 0
Interest cost	$ 117	$ 123	$ 233	$ 247	494	473
Expected return on plan assets	(274)	(233)	(547)	(467)	(934)	(1,037)
Amortization of transition obligation					0	0
Amortization of net losses	57	82	114	164	328	164
Amortization of unrecognized past service liability					0	0
Net periodic benefit plan (benefit) cost	(100)	(28)	(200)	(56)	(112)	(400)
Postretirement Benefits [Member]
Composition of Net Periodic Benefit Plan Cost [Abstract]
Service cost					0	0
Interest cost	3	5	8	11	22	21
Expected return on plan assets					0	0
Amortization of transition obligation					0	0
Amortization of net losses	3	3	5	6	12	13
Amortization of unrecognized past service liability	(1)	(1)	(2)	(2)	(5)	(5)
Net periodic benefit plan (benefit) cost	$ 5	$ 7	$ 11	$ 15	$ 29	$ 29